KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - September 30, 2019 (Unaudited)

COMMON STOCKS - 37.71%	Shares	Value
Accommodation - 1.79%
Civeo Corporation*	201,600	$256,032

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.04%
PrairieSky Royalty Limited	400	5,580

Management of Companies and Enterprises - 2.00%
Clarke, Inc.*	24,800	233,989
Galaxy Digital Holdings Ltd.*	44,000	51,145
		285,134
Mining (except Oil and Gas) - 5.58%
Franco-Nevada Corporation	4,800	437,568
NovaGold Resources, Inc.*	4,000	24,280
Wheaton Precious Metals Corporation	12,800	335,872
		797,720
Oil and Gas Extraction - 13.13%
Texas Pacific Land Trust[c]	2,890	1,877,257

Other Financial Investment Activities - 1.77%
Brookfield Asset Management, Inc. - Class A	4,000	212,360
Burford Capital Limited	300	3,039
IMF Bentham Limited*	15,000	37,865
		253,264
Other Investment Pools and Funds - 0.55%
Partners Value Investments LP*[f]	2,193	77,798

Other Pipeline Transportation - 0.08%
Rubis SCA	200	11,619

Other Telecommunications - 0.00%
Liberty Latin America Limited - Class A*	9	154
Liberty Latin America Limited - Class C*	22	376
		530
Professional, Scientific, and Technical Services - 5.98%
CACI International, Inc. - Class A*[c]	3,700	855,662

Securities and Commodity Exchanges - 1.72%
B3 SA - Brasil Bolsa Balcao	10,000	105,465
Bolsas y Mercados Espanoles SHMSF - ADR[f]	1,000	12,300
Cboe Global Markets, Inc.	1,118	128,469
		246,234
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.16%
CME Group, Inc.	786	166,113

Support Activities for Water Transportation - 3.91%
Braemar Shipping Services plc	2,000	4,857
Clarkson plc	11,000	331,362
Siem Industries, Inc.*	5,500	222,750
		558,969
TOTAL COMMON STOCKS
(cost $3,962,210)		5,391,912

UNIT INVESTMENT TRUST - 11.59%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.59%
Grayscale Bitcoin Trust*^[c]	156,520	1,657,547

TOTAL UNIT INVESTMENT TRUST
(cost $219,577)		1,657,547

PREFERRED STOCKS - 0.06%
Other Investment Pools and Funds - 0.06%
Partners Value Investments LP - Class Af	515	9,012

TOTAL PREFERRED STOCKS
(cost $9,785)		9,012

	Principal
CONVERTIBLE BONDS - 0.01%	Amount
Department Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019 ef	$41,080	822

TOTAL CONVERTIBLE BONDS
(cost $41,080)		822

WARRANTS - 0.05%	Shares
Other Investment Pools and Funds - 0.05%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	1,893	7,287

TOTAL WARRANTS
(cost $7,160)		7,287

	Principal
SHORT-TERM INVESTMENTS - 9.97%	Amount
U.S. Treasury Obligations - 9.97%
United States Treasury Bills[f]
Maturity Date: 10/01/2019, Yield to Maturity 1.98%	$1,426,000	1,426,000

TOTAL SHORT-TERM INVESTMENTS
(cost $1,426,000)		1,426,000

TOTAL INVESTMENTS - 59.39%
(cost $5,665,812)		$8,492,580

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2019.  Total loaned securities had a market value of $111,333 at September 30, 2019.
   The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $107,758.

[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of September 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,301,814	$90,098	$–	$5,391,912
Unit Investment Trust	1,657,547	–	–	1,657,547
Preferred Stocks	–	9,012	–	9,012
Convertible Bonds	–	822	–	822
Warrants	–	7,287	–	7,287
Short-Term Investments	–	1,426,000	–	1,426,000
Total Investments in Securities	$6,959,361	$1,533,219	$–	$8,492,580

As of September 30, 2019, there were no investments in Level 3 securities.
During the nine-month period ended September 30, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.